Shareholder’s Equity (Tables)	6 Months Ended
Dec. 31, 2025
Shareholder’s Equity [Abstract]
Schedule of Key Inputs Used to Estimate the Fair Value of Share Options

For the six months ended December 31, 2025 and 2024, key inputs used to estimate the fair value of share options on the grant dates are as follows:

Options granted in June 2021
Risk-free interest rate	0.87%
Expected life of the options	6.25 years
Expected volatility	64.75%
Expected dividend yield	0.00%
Fair value	$0.14 *

Binomial option pricing model

Options granted in January 2022
Fair value of the ordinary shares on the date of option grant	$0.84 *
Risk-free interest rate	1.53% to 1.589%
Option life	10 years
Expected volatility	88.68% to 94.17%
Expected dividend yield	0.00%
Exercise price	$0.84 *
Expected early exercise multiple	2.80

Options granted in June 2025
Fair value of the ordinary shares on the date of option grant	$17.40
Risk-free interest rate	4.23%
Option life	10 years
Expected volatility	65.34%
Expected dividend yield	0.00%
Exercise price	$17.40
Expected early exercise multiple	2.80

*	These have been restated for the 38-for-1 forward stock split.

Schedule of Activities Share Options

A summary of activities of the share options for the six months ended December 2025 are presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of June 30, 2025	24,490,506	0.68	0.40	6.16	440,464,693
Expired, forfeited or cancelled	(2,035,736)	0.25	0.14	5.55	(42,241,522)
Outstanding as of December 31, 2025	22,454,770	0.72	0.43	5.66	455,431,408
Exercisable as of December 31, 2025	21,714,454	0.26	0.15	5.55	450,313,694
Vested and Expected to Vest as of December 31, 2025	22,454,770	0.72	0.43	5.66	455,431,408

A summary of activities of the share options for the six months ended December 2024 are presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Grant-date Fair value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		$	$	Year	$
Outstanding as of June 30, 2024	28,673,014	0.26	0.15	7.06	-
Expired, forfeited or cancelled	(4,626,690)	0.25	0.14	6.55	-
Outstanding as of December 31, 2024	24,046,324	0.26	0.16	6.56	-
Exercisable as of December 31, 2024	18,395,534	0.26	0.15	6.55	-
Vested and Expected to Vest as of December 31, 2024	24,046,324	0.26	0.16	6.56	-